Vessels, net/Assets held for sale, Assets Held for Sale (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) Vessel	Dec. 31, 2023 USD ($) Vessel	Dec. 31, 2022 USD ($)
Assets Held for Sale [Abstract]
Net gain (loss) on sale of vessels		$ 800,000	$ 19,298,394	$ 6,383,858	$ 0
Loss on vessels held for sale			3,629,521	0	0
Assets Held for Sale [Abstract]
Assets held for sale, beginning balance		$ 69,430,788	38,656,048	0
Asset's disposal			(38,656,048)
Assets held for sale			69,430,788	38,656,048
Assets held for sale, ending balance			69,430,788	38,656,048	0
Disposal Group Assets and Liabilities [Abstract]
Cash and cash equivalents			720,212	0	$ 0
Liabilities directly associated with assets held for sale			17,656,371	$ 0
Gain (loss) on sale of vessel			$ 0
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]			Net gain (loss) on sale of vessels, Loss on vessels held for sale
Number of vessels first priority mortgaged as collateral to loan facilities | Vessel			10
Number of vessels | Vessel			13
Number of impaired vessels | Vessel			0	0
Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG [Member] | Disposal Group, Held-for-Sale, Not Discontinued Operations [Member]
Disposal Group Assets and Liabilities [Abstract]
Goodwill			$ 3,239,000
Property and equipment			29,883,000
Intangible assets			567,000
Accounts receivable trade, net and other current assets			288,000
Cash and cash equivalents			720,000
Assets held for sale			34,697,000
Long-term debt, net			15,685,000
Deferred tax liabilities			1,228,000
Accounts payable and other current liabilities			743,000
Liabilities directly associated with assets held for sale			17,656,000
Magic Moon, Magic Orion and Magic Venus [Member]
Assets Held for Sale [Abstract]
Carrying value				$ 38,233,740
Vessel's inventory				$ 422,308
M/V Ariana A [Member]
Assets Held for Sale [Abstract]
Loss on vessels held for sale	$ 3,629,521		3,629,521
M/V Ariana A and M/V Gabriela A [Member]
Assets Held for Sale [Abstract]
Carrying value			34,625,833
Vessel's inventory			107,570
Vessels Mortgaged as Collateral [Member] | Toro Corp [Member]
Assets Held for Sale [Abstract]
Carrying value			$ 194,700,000